Ramirez Core Bond Fund
Schedule of Investments
June 30, 2024 (Unaudited)
Security	Rate	Maturity Date	Principal Amount	Value
Asset Backed Securities — 4.2%
Capital One Prime Auto Receivables Trust
Series 2023-1, Class A3	4.870%	2/15/2028	$50,000	$49,657
Ford Credit Floorplan LLC
Series 2023-1, Class A1 (a)	4.920%	5/15/2028	450,000	446,983
GM Financial Automobile Leasing Trust
Series 2024-2, Class A3	5.390%	7/20/2027	200,000	200,511
GM Financial Consumer Automobile Receivables Trust
Series 2023-2, Class A3	4.470%	2/16/2028	200,000	197,793
Toyota Auto Receivables Owner Trust
Series 2023-B, Class A3	4.710%	2/15/2028	200,000	197,938
Verizon Master Trust
Series 2023-1, Class A	4.490%	1/22/2029	200,000	197,520
World Omni Auto Receivables Trust
Series 2023-C, Class A3	5.150%	11/15/2028	450,000	448,474
Total Asset Backed Securities (Cost — $1,748,162)				1,738,876
Collateralized Mortgage Obligations — 4.5%
Chase Home Lending Mortgage Trust Series
Series 2024-5, Class A3 (a)(b)	5.500%	4/25/2055	247,542	241,729
Citigroup Commercial Mortgage Trust:
Series 2023-PRM3, Class A (a)(b)	6.572%	7/10/2028	200,000	203,245
Series 2023-SMRT, Class A (a)(b)	6.015%	10/12/2040	100,000	100,108
DC Commercial Mortgage Trust
Series 2023-DC, Class A (a)	6.314%	9/12/2040	500,000	512,593
ELM Trust
Series 2024-ELM, Class A10 (a)(b)	5.801%	6/10/2039	150,000	150,161
JP Morgan Mortgage Trust:
Series 2021-7, Class A3 (a)(b)	2.500%	11/25/2051	125,985	100,041
Series 2021-7, Class A4 (a)(b)	2.500%	11/25/2051	494,416	427,242
Series 2023-2, Class A2 (a)(b)	5.500%	7/25/2053	100,719	98,331
Total Collateralized Mortgage Obligations (Cost — $1,852,234)				1,833,450
Corporate Bonds — 21.2%
Aerospace/Defense — 0.9%
Boeing Co.	5.150%	5/1/2030	165,000	158,447
Northrop Grumman Corp.	4.700%	3/15/2033	200,000	192,951
Total Aerospace/Defense				351,398
Auto Manufacturers — 0.0% (c)
General Motors Co.	6.800%	10/1/2027	15,000	15,571
Total Auto Manufacturers				15,571

Ramirez Core Bond Fund
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
Security	Rate	Maturity Date	Principal Amount	Value
Banks — 5.7%
Bank of America Corp.	3.248%	10/21/2027	$35,000	$33,103
Bank of America Corp.	7.750%	5/14/2038	200,000	237,827
Citigroup, Inc.	6.625%	6/15/2032	385,000	410,928
Fifth Third Bancorp (effective 7/27/2028, US SOFR + 2.340%) (d)	6.339%	7/27/2029	25,000	25,627
Goldman Sachs Group, Inc.	3.500%	11/16/2026	315,000	302,333
HSBC Holdings PLC	4.950%	3/31/2030	200,000	196,577
JPMorgan Chase & Co.	4.125%	12/15/2026	15,000	14,614
JPMorgan Chase & Co. (effective 1/23/2027, US SOFR + 1.190%) (d)	5.040%	1/23/2028	200,000	198,918
JPMorgan Chase & Co.	6.400%	5/15/2038	265,000	293,079
Morgan Stanley	5.000%	11/24/2025	15,000	14,896
Morgan Stanley	7.250%	4/1/2032	165,000	187,083
Royal Bank of Canada	6.000%	11/1/2027	220,000	225,404
Sumitomo Mitsui Financial Group, Inc.	5.710%	1/13/2030	200,000	203,924
Toronto-Dominion Bank/The	5.523%	7/17/2028	30,000	30,373
Wells Fargo & Co.	4.150%	1/24/2029	20,000	19,229
Total Banks				2,393,915
Beverages — 0.5%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.	4.700%	2/1/2036	220,000	209,742
Total Beverages				209,742
Building Materials — 0.7%
Owens Corning	3.875%	6/1/2030	165,000	153,752
Vulcan Materials Co.	3.500%	6/1/2030	165,000	150,286
Total Building Materials				304,038
Chemicals — 0.9%
DuPont de Nemours, Inc.	5.419%	11/15/2048	20,000	20,717
Mosaic Co.	4.050%	11/15/2027	165,000	158,227
Sherwin-Williams Co.	2.200%	3/15/2032	215,000	174,612
Total Chemicals				353,556
Computers — 0.9%
Hewlett Packard Enterprise Co.	4.900%	10/15/2025	350,000	347,138
International Business Machines Corp.	3.500%	5/15/2029	15,000	14,023
Total Computers				361,161
Diversified Financial Services — 1.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.650%	7/21/2027	200,000	189,828
Capital One Financial Corp.	3.800%	1/31/2028	270,000	256,679
Total Diversified Financial Services				446,507
Electric — 1.3%
Exelon Corp.	4.050%	4/15/2030	200,000	187,680
Progress Energy, Inc.	7.750%	3/1/2031	165,000	185,167
San Diego Gas & Electric Co.	3.000%	3/15/2032	165,000	142,323
Total Electric				515,170

Ramirez Core Bond Fund
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
Security	Rate	Maturity Date	Principal Amount	Value
Electronics — 0.4%
Jabil, Inc.	3.000%	1/15/2031	$180,000	$153,097
Total Electronics				153,097
Food — 0.1%
Kraft Heinz Foods Co.	6.875%	1/26/2039	25,000	27,764
Sysco Corp.	5.950%	4/1/2030	15,000	15,610
Total Food				43,374
Healthcare Services — 2.2%
Centene Corp.	4.250%	12/15/2027	165,000	157,540
Elevance Health, Inc.	4.650%	1/15/2043	20,000	17,636
Memorial Sloan-Kettering Cancer Center	5.000%	7/1/2042	330,000	316,259
New York and Presbyterian Hospital	4.763%	8/1/2116	500,000	418,834
Total Healthcare Services				910,269
Home Builders — 0.0% (c)
Toll Brothers Finance Corp.	4.875%	3/15/2027	15,000	14,777
Total Home Builders				14,777
Insurance — 1.1%
Allstate Corp.	5.050%	6/24/2029	30,000	29,862
Aon Corp.	2.800%	5/15/2030	220,000	192,831
MetLife, Inc.	6.375%	6/15/2034	200,000	215,409
Total Insurance				438,102
Internet — 0.8%
Netflix, Inc.	5.875%	11/15/2028	315,000	324,550
Total Internet				324,550
Lodging — 0.4%
Marriott International, Inc.	4.625%	6/15/2030	165,000	160,132
Total Lodging				160,132
Media — 0.5%
Charter Communications Operating LLC / Charter Communications
Operating Capital	5.050%	3/30/2029	15,000	14,425
Charter Communications Operating LLC / Charter Communications
Operating Capital	6.100%	6/1/2029	175,000	175,572
Comcast Corp.	4.150%	10/15/2028	15,000	14,522
Total Media				204,519
Miscellaneous Manufacturing — 0.7%
Parker-Hannifin Corp.	4.250%	9/15/2027	315,000	306,914
Total Miscellaneous Manufacturing				306,914
Oil & Gas — 0.9%
BP Capital Markets America, Inc.	4.812%	2/13/2033	150,000	145,418
Marathon Oil Corp.	5.200%	6/1/2045	30,000	27,620
Valero Energy Corp.	6.625%	6/15/2037	165,000	175,885
Total Oil & Gas				348,923

Ramirez Core Bond Fund
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
Security	Rate	Maturity Date	Principal Amount	Value
Packaging & Containers — 0.0% (c)
Packaging Corp. of America	3.400%	12/15/2027	$15,000	$14,177
Total Packaging & Containers				14,177
Pipelines — 0.1%
Boardwalk Pipelines LP	5.950%	6/1/2026	15,000	15,076
Cheniere Corpus Christi Holdings LLC	5.125%	6/30/2027	15,000	14,975
Energy Transfer LP	6.500%	2/1/2042	15,000	15,515
Total Pipelines				45,566
Real Estate Investment Trusts (REITS) — 0.5%
American Tower Corp.	2.900%	1/15/2030	200,000	176,312
Simon Property Group LP	6.250%	1/15/2034	15,000	15,821
Total Real Estate Investment Trusts (REITS)				192,133
Retail — 0.5%
Dollar General Corp.	4.125%	5/1/2028	15,000	14,435
McDonald's Corp.	6.300%	10/15/2037	165,000	176,677
Total Retail				191,112
Telecommunications — 1.0%
AT&T, Inc.	5.350%	9/1/2040	30,000	28,755
T-Mobile USA, Inc.	3.875%	4/15/2030	220,000	205,662
Verizon Communications, Inc.	5.250%	3/16/2037	165,000	162,992
Total Telecommunications				397,409
Total Corporate Bonds (Cost — $8,815,919)				8,696,112

Mortgage Backed Securities — 16.3%
Federal Home Loan Mortgage Corp.
Pool SD8189	2.500%	1/1/2052	655,234	536,978
Pool SD8201	3.000%	3/1/2052	170,177	144,862
Pool SD8221	3.500%	6/1/2052	173,786	153,887
Pool SD8225	3.000%	7/1/2052	1,086,303	924,983
Pool SD8238	4.500%	8/1/2052	332,341	313,350
Pool SD8256	4.000%	10/1/2052	155,315	142,130
Federal National Mortgage Association
Pool MA4512	2.500%	1/1/2052	1,231,481	1,006,626
Pool MA4578	2.500%	4/1/2052	159,396	130,517
Pool MA4600	3.500%	5/1/2052	564,322	499,833
Pool MA4701	4.500%	8/1/2052	507,776	478,770
Pool MA4732	4.000%	9/1/2052	1,018,056	932,642
Pool MA4918	5.000%	2/1/2053	195,384	189,022
Pool MA4978	5.000%	4/1/2053	560,866	542,517
Pool MA5072	5.500%	7/1/2053	619,954	611,523
Pool MA5166	6.000%	10/1/2053	97,474	97,765
Total Mortgage Backed Securities (Cost — $6,839,668)				6,705,405

Ramirez Core Bond Fund
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
Security	Rate	Maturity Date	Principal Amount	Value
Municipal Bonds — 26.4%
Education — 6.2%
Denver City & County School District No 1	5.664%	12/1/2033	$50,000	$50,795
Los Angeles Community College District/CA	6.600%	8/1/2042	50,000	55,228
Michigan State University	6.173%	2/15/2050	200,000	206,822
New York State Dormitory Authority	5.389%	3/15/2040	500,000	492,389
New York State Dormitory Authority, New York University	4.850%	7/1/2048	50,000	46,171
Ohio State University/The	4.910%	6/1/2040	500,000	479,417
Oregon School Boards Association	5.550%	6/30/2028	407,338	410,159
Oregon School Boards Association	5.680%	6/30/2028	50,000	50,565
University of Massachusetts Building Authority	5.450%	11/1/2040	350,000	344,914
University of Michigan	4.454%	4/1/2122	515,000	425,997
Total Education				2,562,457
Financing & Development — 3.3%
California State Public Works Board	8.361%	10/1/2034	500,000	599,120
Kansas Development Finance Authority	4.927%	4/15/2045	40,000	38,314
Metropolitan Government of Nashville & Davidson County Convention Center Authority	6.731%	7/1/2043	75,000	81,758
New Jersey Economic Development Authority	7.425%	2/15/2029	555,000	591,228
Permanent University Fund - University of Texas System	5.262%	7/1/2039	45,000	44,541
Total Financing & Development				1,354,961
Healthcare — 1.1%
Lee Memorial Health System
Regents of the University of California Medical Center Pooled Revenue	7.281%	4/1/2027	50,000	51,765
Regents of the University of California Medical Center Pooled Revenue	4.132%	5/15/2032	400,000	380,265
Total Healthcare				432,030
Housing — 1.1%
New York State Urban Development Corp.	3.900%	3/15/2033	500,000	468,431
Total Housing				468,431
Local General Obligation — 7.8%
City of New York, NY	5.968%	3/1/2036	500,000	518,193
Los Angeles County Public Works Financing Authority	7.618%	8/1/2040	500,000	590,676
New York City Transitional Finance Authority Future Tax Secured Revenue	4.200%	11/1/2028	85,000	82,897
New York City Transitional Finance Authority Future Tax Secured Revenue	5.572%	11/1/2038	540,000	539,143
Sales Tax Securitization Corp.	3.820%	1/1/2048	70,000	56,449
State of California	11.000%	10/1/2033	250,000	354,503
State of California	7.550%	4/1/2039	245,000	291,235
State of California	7.625%	3/1/2040	200,000	237,145
State of Connecticut	5.850%	3/15/2032	300,000	316,981
State of Mississippi	5.245%	11/1/2034	195,000	193,710
Total Local General Obligation				3,180,932

Ramirez Core Bond Fund
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)
Security	Rate	Maturity Date	Principal Amount	Value
Transportation — 3.8%
Bay Area Toll Authority	3.126%	4/1/2055	$40,000	$27,236
City of Los Angeles Department of Airports	7.053%	5/15/2040	45,000	52,012
Dallas Fort Worth International Airport	4.507%	11/1/2051	500,000	443,778
New Jersey Turnpike Authority	7.102%	1/1/2041	440,000	502,692
Utah Transit Authority	5.937%	6/15/2039	500,000	523,463
Total Transportation				1,549,181
Utilities — 3.1%
American Municipal Power, Inc.	7.834%	2/15/2041	500,000	603,911
Irvine Ranch Water District Water Service Corp.	6.622%	5/1/2040	200,000	220,337
Massachusetts Clean Water Trust/The	5.192%	8/1/2040	50,000	49,460
Metropolitan Water Reclamation District of Greater Chicago	5.720%	12/1/2038	50,000	51,298
New York City Municipal Water Finance Authority	5.952%	6/15/2042	50,000	51,679
Salt River Project Agricultural Improvement & Power District	4.839%	1/1/2041	300,000	282,793
Total Utilities				1,259,478
Total Municipal Bonds (Cost — $11,074,049)				10,807,470

U.S. Treasury Obligations — 26.1%
United States Treasury Bond	5.375%	2/15/2031	1,000,000	1,063,516
United States Treasury Bond	2.250%	5/15/2041	1,690,000	1,222,741
United States Treasury Bond	2.375%	5/15/2051	160,000	105,375
United States Treasury Bond	4.750%	11/15/2053	1,360,000	1,405,900
United States Treasury Note	2.750%	5/15/2025	980,000	959,730
United States Treasury Note	3.625%	5/15/2026	2,525,000	2,473,514
United States Treasury Note	2.375%	5/15/2027	2,815,000	2,651,158
United States Treasury Note	2.625%	7/31/2029	810,000	746,371
United States Treasury Note	4.125%	8/31/2030	75,000	74,045
Total U.S. Treasury Obligations (Cost — $10,823,508)				10,702,350

Total Investments — 98.7% (Cost — $41,153,540)				40,483,663
Other Assets in Excess of Liabilities — 0.9%				386,809
Total Net Assets — 100.0%				$40,870,472

Notes:

(a)
Security was purchased to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At June 30, 2024, the value of these securities totaled $2,280,433 or 5.6% of net assets.

(b)	Variable rate security. The rate is based on an underlying pool of loans and represents the rate in effect as of 6/30/2024.
(c)	Represents less than 0.01% of net assets.
(d)	Fixed to floating rate security. Effective date of change and formula disclosed.

Abbreviations used in this schedule:
LP – Limited Partnership
PLC – Public Limited Company SOFR – Secured Overnight Financing Rate

The Accompanying Notes are an Integral Part of these Financial Statements.

SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 -
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Debt Securities:  Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 2 of the fair value hierarchy.

Registered Investment Companies:  Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Short-Term Debt Securities:  Short-term debt instruments having a maturity of less than 60 days are valued at the evaluated mean price supplied by an approved pricing service. Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. In the absence of prices from a pricing service, the securities will be priced in accordance with the procedures adopted by the Board. Short-term debt securities are generally classified in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

In the absence of prices from a pricing service or in the event that market quotations are not readily available, fair value will be determined under the Fund’s valuation procedures adopted pursuant to Rule 2a-5. Pursuant to those procedures, the Board has appointed the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has established procedures for its fair valuation of the Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2024:

Description	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Investments
Asset Backed Securities	$–	$1,738,876	$–	$1,738,876
Collateralized Mortgage Obligations	–	1,833,450	–	1,833,450
Corporate Bonds	–	8,696,112	–	8,696,112
Mortgage Backed Securities	–	6,705,405	–	6,705,405
Municipal Bonds	–	10,807,470	–	10,807,470
U.S. Treasury Obligations	–	10,702,350	–	10,702,350
Total Long-Term Investments	–	40,483,663	–	40,483,663
Total Investments	$–	$40,483,663	$–	$40,483,663
See Schedule of Investments for additional detailed categorizations